 Exhibit 99.1

BAMLL Commercial Mortgage Securities Trust 2020-BHP3

Commercial Mortgage Pass-Through Certificates, Series 2020-BHP3

Report To:

Banc of America Merrill Lynch Large Loan, Inc.

Bank of America, N.A.

BofA Securities, Inc.

1 October 2020

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com
Report of Independent Accountants on Applying Agreed-Upon Procedures

Banc of America Merrill Lynch Large Loan, Inc. Bank of America, N.A. BofA Securities, Inc. One Bryant Park New York, New York 10036

Re:	BAMLL Commercial Mortgage Securities Trust 2020-BHP3 (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2020-BHP3 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information with respect to the Trust Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Banc of America Merrill Lynch Large Loan, Inc. (the “Depositor”) provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator(s) of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

1 October 2020

Attachment A Page 1 of 10

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of one promissory note (the “Trust Loan”),
b.	The Trust Loan, together with one promissory note that will not be included in the assets of the Issuing Entity and is pari passu in right of payment with the Trust Loan, evidence a two-year componentized floating rate, interest-only mortgage loan subject to three successive, one-year extension options (the “Mortgage Loan”),
c.	The Mortgage Loan is secured primarily by, among other things, first priority deeds of trust or deeds to secure debt on the borrowers’ fee simple interests and the operating lessees’ leasehold interests in three full service luxury hotel properties located in Atlanta, Georgia, Washington, DC and San Diego, California (each, a “Property” and collectively, the “Properties”) and
d.	The Mortgage Loan has two related floating rate, interest-only mezzanine loans (the "Mezzanine A Loan" and "Mezzanine B Loan," respectively, and together, the "Mezzanine Loans"), which will not be assets of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Trust Loan, Mortgage Loan, Mezzanine Loans, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 9 October 2020 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 10

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Trust Loan, Mortgage Loan, Mezzanine Loans, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loans as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Initial Maturity Date,

as shown on the Final Data File, we recalculated the “Original Term (Excluding Extensions)” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	First Payment Date and
b.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the “Original Term (Including Extension Options)” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Seasoning and
b.	Original Term (Excluding Extensions),

as shown on the Final Data File, we recalculated the “Remaining Term to Maturity” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 10

8.	Using the:
a.	Seasoning and
b.	Original Term (Including Extension Options),

as shown on the Final Data File, we recalculated the “Remaining Term (Including Extensions)” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loans are interest-only for their entire terms, including during any extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term (Excluding Extensions),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loans (the “IO Period”),
b.	Use “0” for the original amortization term of the Mortgage Loan and Mezzanine Loans (the “Original Amortization Term (Excluding Extensions)“),
c.	Use “0” for the remaining amortization term of the Mortgage Loan and Mezzanine Loans (the “Remaining Amortization Term”),
d.	Use “0” for the fully extended remaining amortization term of the Mortgage Loan and Mezzanine Loans (the “Remaining Amortization Term (Including Extensions)”),
e.	Use the “Trust Asset Original Balance” of the Trust Loan and each Property, as shown on the Final Data File, as:
i.	The principal balance of the Trust Loan and each Property as of the Reference Date (the “Trust Asset Cut-off Balance”) and
ii.	The principal balance of the Trust Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Trust Asset Initial Maturity Balance”),
f.	Use the “Whole Loan Original Balance” of the Mortgage Loan and each Property, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Whole Loan Cut-off Balance”) and
ii.	The principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Whole Loan Initial Maturity Balance”) and
g.	Use the “Mezzanine Debt Original Balance” of the Mezzanine Loans and each Property, as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine Loans and each Property as of the Reference Date (the “Mezzanine Debt Cut-off Balance”) and
ii.	The principal balance of the Mezzanine Loans and each Property as of the “Initial Maturity Date” of the Mezzanine Loans (the “Mezzanine Debt Initial Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 10

10.	Using the “Trust Asset Cut-off Balance,” as shown on the Final Data File, we recalculated the “% of Pooled Trust Asset Balance” of the Trust Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Whole Loan Original Balance,
b.	Mezzanine Debt Original Balance,
c.	Whole Loan Cut-off Balance,
d.	Mezzanine Debt Cut-off Balance,
e.	Whole Loan Initial Maturity Balance,
f.	Mezzanine Debt Initial Maturity Balance,
g.	Whole Loan Margin and
h.	Mezzanine Margin,

as shown on the Final Data File, we recalculated the:

i.	Total Debt Original Balance,
ii.	Total Debt Cut-off Balance,
iii.	Total Debt Initial Maturity Balance and
iv.	Total Debt Margin

of the Total Debt associated with the Mortgage Loan and, with respect to items i. through iii. above, the Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Whole Loan Margin,
b.	Mezzanine Margin,
c.	Trust Asset Margin,
d.	LIBOR Rounding Methodology,
e.	LIBOR Floor and
f.	LIBOR Cap,

as shown on the Final Data File, and a LIBOR assumption of 0.2500% that was provided by the Depositor, we recalculated the:

i.	Whole Loan Interest Rate,
ii.	Mezz Rate,
iii.	Trust Asset Interest Rate,
iv.	Total Debt Interest Rate,
v.	Whole Loan Interest Rate (at LIBOR Cap),
vi.	Mezz Interest Rate (at LIBOR Cap),
vii.	Trust Asset Interest Rate (at LIBOR Cap) and
viii.	Total Debt Interest Rate (at LIBOR Cap)

of the Mortgage Loan, Mezzanine Loans, Trust Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 10

13.	Using the:
a.	Whole Loan Original Balance,
b.	Whole Loan Interest Rate,
c.	Whole Loan Interest Rate (at LIBOR Cap) and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Monthly Whole Loan Debt Service,
ii.	Annual Whole Loan Debt Service,
iii.	Monthly Whole Loan Debt Service (at LIBOR Cap) and
iv.	Annual Whole Loan Debt Service (at LIBOR Cap)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Whole Loan Debt Service” of the Mortgage Loan as 1/12th of the product of:

a.	The “Whole Loan Original Balance,” as shown on the Final Data File,
b.	The “Whole Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Whole Loan Debt Service” of the Mortgage Loan as twelve (12) times the “Monthly Whole Loan Debt Service,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Whole Loan Debt Service (at LIBOR Cap)” of the Mortgage Loan as 1/12th of the product of:

a.	The “Whole Loan Original Balance,” as shown on the Final Data File,
b.	The “Whole Loan Interest Rate (at LIBOR Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Whole Loan Debt Service (at LIBOR Cap)” of the Mortgage Loan as twelve (12) times the “Monthly Whole Loan Debt Service (at LIBOR Cap),” as shown on the Final Data File.

Attachment A Page 6 of 10

14.	Using the:
a.	Mezzanine Debt Original Balance,
b.	Mezz Rate,
c.	Mezz Interest Rate (at LIBOR Cap) and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Monthly Mezz Debt Service,
ii.	Annual Mezz Debt Service,
iii.	Monthly Mezz Debt Service (at LIBOR Cap) and
iv.	Annual Mezz Debt Service (at LIBOR Cap)

of the Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mezz Debt Service” of the Mezzanine Loans as 1/12th of the product of:

a.	The “Mezzanine Debt Original Balance,” as shown on the Final Data File,
b.	The “Mezz Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezz Debt Service” of the Mezzanine Loans as twelve (12) times the “Monthly Mezz Debt Service,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mezz Debt Service (at LIBOR Cap)” of the Mezzanine Loans as 1/12th of the product of:

a.	The “Mezzanine Debt Original Balance,” as shown on the Final Data File,
b.	The “Mezz Interest Rate (at LIBOR Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezz Debt Service (at LIBOR Cap)” of the Mezzanine Loans as twelve (12) times the “Monthly Mezz Debt Service (at LIBOR Cap),” as shown on the Final Data File.

Attachment A Page 7 of 10

15.	Using the:
a.	Total Debt Original Balance,
b.	Total Debt Interest Rate,
c.	Total Debt Interest Rate (at LIBOR Cap) and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Monthly Total Debt Debt Service,
ii.	Annual Total Debt Debt Service,
iii.	Monthly Total Debt Debt Service (at LIBOR Cap) and
iv.	Annual Total Debt Debt Service (at LIBOR Cap)

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Total Debt Debt Service” of the Total Debt associated with the Mortgage Loan as 1/12th of the product of:

a.	The “Total Debt Original Balance,” as shown on the Final Data File,
b.	The “Total Debt Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Total Debt Debt Service” of the Total Debt associated with the Mortgage Loan as twelve (12) times the “Monthly Total Debt Debt Service,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Total Debt Debt Service (at LIBOR Cap)” of the Total Debt associated with the Mortgage Loan as 1/12th of the product of:

a.	The “Total Debt Original Balance,” as shown on the Final Data File,
b.	The “Total Debt Interest Rate (at LIBOR Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Total Debt Debt Service (at LIBOR Cap)” of the Total Debt associated with the Mortgage Loan as twelve (12) times the “Monthly Total Debt Debt Service (at LIBOR Cap),” as shown on the Final Data File.

Attachment A Page 8 of 10

16.	Using the:

a.	Annual Whole Loan Debt Service,
b.	Annual Total Debt Debt Service,
c.	Annual Whole Loan Debt Service (at LIBOR Cap),
d.	Annual Total Debt Debt Service (at LIBOR Cap),
e.	Underwritten NOI ($) and
f.	Underwritten Net Cash Flow ($),

as shown on the Final Data File, we recalculated the:

i.	Whole Loan NOI DSCR,
ii.	Total Debt NOI DSCR,
iii.	Whole Loan NCF DSCR,
iv.	Total Debt NCF DSCR,
v.	Whole Loan NOI DSCR at LIBOR Cap,
vi.	Total Debt NOI DSCR at LIBOR Cap,
vii.	Whole Loan NCF DSCR at LIBOR Cap and
viii.	Total Debt NCF DSCR at LIBOR Cap

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the recalculated characteristics listed in items i. through viii. above to two decimal places and
b.	Use the recalculated value for each characteristic listed in items i. through viii. above for the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable, as the value for each of the characteristics listed in items i. through viii. for each Property.

Attachment A Page 9 of 10

17.	Using the:
a.	Whole Loan Cut-off Balance,
b.	Total Debt Cut-off Balance,
c.	Underwritten NOI ($) and
d.	Underwritten Net Cash Flow ($),

as shown on the Final Data File, we recalculated the:

i.	Whole Loan NOI DY,
ii.	Total Debt NOI DY,
iii.	Whole Loan NCF DY and
iv.	Total Debt NCF DY

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the recalculated characteristics listed in items i. through iv. above to the nearest 1/10th of one percent and
b.	Use the recalculated value for each characteristic listed in items i. through iv. above for the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable, as the value for each of the characteristics listed in items i. through iv. for each Property.

18.	Using the:

a.            Whole Loan Cut-off Balance,

b.            Total Debt Cut-off Balance,

c.            Whole Loan Initial Maturity Balance,

d.            Total Debt Initial Maturity Balance and

e.            Appraised Value ($),

as shown on the Final Data File, we recalculated the:

i.	Current Whole Loan LTV,
ii.	Current Total Debt LTV,
iii.	Maturity Whole Loan LTV and
iv.	Maturity Total Debt LTV

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the recalculated characteristics listed in items i. through iv. above to the nearest 1/10th of one percent and
b.	Use the recalculated value for each characteristic listed in items i. through iv. above for the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable, as the value for each of the characteristics listed in items i. through iv. for each Property.

Attachment A Page 10 of 10

19.	Using the:
a.	Whole Loan Cut-off Balance,
b.	Total Debt Cut-off Balance,
c.	Appraised Value ($) and
d.	Units,

as shown on the Final Data File, we recalculated the:

i.	Whole Loan Loan Per Unit,
ii.	Total Debt Loan Per Unit and
iii.	Appraised Value ($) / Unit

of the Mortgage Loan, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:
a.	Master Servicing Fee Rate,
b.	Primary Servicing Fee Rate,
c.	Trustee & Paying Agent Fee and
d.	CREFC Royalty Fee,

as shown on the Final Data File, we recalculated the “Admin. Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

21.	Using the:
a.	Admin. Fee and
b.	Trust Asset Margin,

as shown on the Final Data File, we recalculated the “Net Trust Asset Margin” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Document Date

Promissory Note	6 March 2020

Senior Mezzanine Loan Promissory Notes	6 March 2020

Junior Mezzanine Loan Promissory Notes	6 March 2020

Mortgage Loan Agreement	6 March 2020

Loan Modification Agreement (see Note 1)	22 September 2020

Debt Service Reserve Schedule (see Note 1)	23 September 2020

Senior Mezzanine Loan Agreement (see Note 2)	6 March 2020

Junior Mezzanine Loan Agreement (see Note 2)	6 March 2020

Mortgage Loan Interest Rate Cap Agreement (see Note 3)	6 March 2020

Settlement Statement	6 March 2020

Guaranty Agreement	6 March 2020

Cash Management Agreement	6 March 2020

Deposit Account Control Agreement	6 March 2020

Bloomberg Screenshot for LIBOR Cap Provider Rating	30 March 2020

Mezzanine Balance and Spread Schedule	1 September 2020

Senior Mezzanine Loan Interest Rate Cap Agreement (see Note 3)	6 March 2020

Junior Mezzanine Loan Interest Rate Cap Agreement (see Note 3)	6 March 2020

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents

Source Document Title	Document Date

Appraisal Reports	Various

Engineering Reports	Various

Seismic Report	13 January 2020

Environmental Phase I Reports	Various

Underwriter’s Summary Report	21 July 2020

Management Agreements	Various

Management Agreement Amendments	Various

Pro-forma Title Policies	Various

USPS Internet Site (www.usps.gov)	Not Applicable

CRE Insurance Risk Analysis	5 March 2020

Insurance Certificates	Various

STR Reports	Various

Notes:

1.	The indicated Source Document(s) that were provided to us by the Depositor are draft document(s). For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

2.	The senior mezzanine loan agreement and junior mezzanine loan agreement Source Documents are hereinafter referred to collectively as the “Mezzanine Loan Agreements.”

3.	The mortgage loan interest rate cap agreement, senior mezzanine loan interest rate cap agreement and junior mezzanine loan interest rate cap agreement Source Documents are hereinafter referred to collectively as the “Interest Rate Cap Agreements.”

Exhibit 2 to Attachment A Page 1 of 7

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Units	Underwriter’s Summary Report
Unit Type	Underwriter’s Summary Report
Occupancy	Underwriter’s Summary Report
Occupancy Date	Underwriter’s Summary Report
Ownership Interest	Pro-forma Title Policy

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($)	Appraisal Report
Appraisal Type	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Phase I Date	Environmental Phase I Report
Phase II Recommended	Environmental Phase I Report
Engineering Report Date	Engineering Report
Seismic Report Date (see Note 2)	Seismic Report
Seismic PML % (see Note 2)	Seismic Report
Property Management	Management Agreement

Hotel Operating Information:

Characteristic	Source Document(s)

2015 Occupancy %	Underwriter’s Summary Report
2015 ADR	Underwriter’s Summary Report
2015 RevPAR	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 7

Hotel Operating Information: (continued)

Characteristic	Source Document(s)

2016 Occupancy %	Underwriter’s Summary Report
2016 ADR	Underwriter’s Summary Report
2016 RevPAR	Underwriter’s Summary Report
2017 Occupancy %	Underwriter’s Summary Report
2017 ADR	Underwriter’s Summary Report
2017 RevPAR	Underwriter’s Summary Report
2018 Occupancy %	Underwriter’s Summary Report
2018 ADR	Underwriter’s Summary Report
2018 RevPAR	Underwriter’s Summary Report
2019 Occupancy %	Underwriter’s Summary Report
2019 ADR	Underwriter’s Summary Report
2019 RevPAR	Underwriter’s Summary Report
Most Recent Occupancy % (Hotel Only)	Underwriter’s Summary Report
Most Recent ADR	Underwriter’s Summary Report
Most Recent RevPAR	Underwriter’s Summary Report
UW Occupancy %	Underwriter’s Summary Report
UW ADR	Underwriter’s Summary Report
UW RevPAR	Underwriter’s Summary Report

Underwriting Information: (see Note 3)

Characteristic	Source Document(s)

2015 Revenues	Underwriter’s Summary Report
2015 Total Expenses	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report
2016 Revenues	Underwriter’s Summary Report
2016 Total Expenses	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report
2017 Revenues	Underwriter’s Summary Report
2017 Total Expenses	Underwriter’s Summary Report
2017 NOI	Underwriter’s Summary Report
2017 NCF	Underwriter’s Summary Report
2018 Revenues	Underwriter’s Summary Report
2018 Total Expenses	Underwriter’s Summary Report
2018 NOI	Underwriter’s Summary Report
2018 NCF	Underwriter’s Summary Report
2019 Revenues	Underwriter’s Summary Report
2019 Total Expenses	Underwriter’s Summary Report
2019 NOI	Underwriter’s Summary Report
2019 NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 7

Underwriting Information: (continued)

Characteristic	Source Document(s)

Most Recent Revenues	Underwriter’s Summary Report
Most Recent Total Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
As of	Underwriter’s Summary Report
Underwritten Total Revenue ($)	Underwriter’s Summary Report
Underwritten Total Expenses ($)	Underwriter’s Summary Report
Underwritten NOI ($)	Underwriter’s Summary Report
Underwritten Capital Items ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report
Underwritten Economic Occupancy	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Mortgage Loan Agreement
Monthly Tax Escrow	Settlement Statement
Monthly Tax Escrow Cap	Mortgage Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Mortgage Loan Agreement
Initial Insurance Escrow	Mortgage Loan Agreement
Monthly Insurance Escrow	Mortgage Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Mortgage Loan Agreement
Replacement Reserves Initial Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Escrow Cap	Mortgage Loan Agreement
Terms/Description of Springing Replacement Reserves (If applicable)	Mortgage Loan Agreement
Upfront Capex Reserve	Mortgage Loan Agreement
Initial TI/LC Amount	Mortgage Loan Agreement
Monthly TI/LC Reserve	Mortgage Loan Agreement
TI/LC Reserve Cap	Mortgage Loan Agreement
Terms/Description of Springing TI/LC Reserve (If applicable)	Mortgage Loan Agreement
Other Escrow Description	Mortgage Loan Agreement and Debt Service Reserve Schedule
Other Escrow Initial Amount	Mortgage Loan Agreement and Debt Service Reserve Schedule
Other Escrow Monthly Amount	Mortgage Loan Agreement
Other Escrow Monthly Cap	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 7

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Terms/Description of Springing Other Escrow (If applicable)	Mortgage Loan Agreement
Borrower Name	Mortgage Loan Agreement
Note Date	Mortgage Loan Agreement
Whole Loan Original Balance	Mortgage Loan Agreement
Whole Loan Margin	Mortgage Loan Agreement
Mezzanine Debt Original Balance	Mezzanine Balance and Spread Schedule
Mezzanine Margin	Mezzanine Balance and Spread Schedule
Amortization Type (During Initial Term and Extended Term) (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Accrual Basis (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreements
First Payment Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Initial Maturity Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Extension Options (Yes/No) (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Extension Options Description (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Extension Test Description (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Fully Extended Maturity Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreements
First Extension Fee (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Second Extension Fee (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Third Extension Fee (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Extension Spread Increase (Yes/No) (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Extension Spread Increase Description (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Exit Fees (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Payment Day of Month (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Payment Date (Business Day Convention) (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Payment Grace Period Event of Default (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Payment Grace Period Event of Late Fee (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreements

Exhibit 2 to Attachment A Page 5 of 7

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Balloon Grace Period Event of Default (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Balloon Grace Period Event of Late Fee (see Notes 4 and 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Interest Accrual Period Start (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Interest Accrual Period End (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Interest Rate Adjustment Frequency (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreements
LIBOR Rounding Methodology (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreements
LIBOR Lookback Days (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreements
LIBOR Floor (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreements
LIBOR Cap (see Note 4)	Interest Rate Cap Agreements
LIBOR Cap After Extension (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreements
LIBOR Cap Expiration Date (see Note 4)	Interest Rate Cap Agreements
LIBOR Cap Provider (see Note 4)	Interest Rate Cap Agreements
LIBOR Cap Provider Rating (Moody's/S&P/Fitch) (see Note 4)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Prepayment String (see Note 6)	Mortgage Loan Agreement
Lockout Payments	Mortgage Loan Agreement
SM Payments (see Note 7)	Mortgage Loan Agreement
Open Payments (see Note 8)	Mortgage Loan Agreement
Prepay Period End Date (see Note 9)	Mortgage Loan Agreement
Partially Prepayable without Penalty	Mortgage Loan Agreement
Partially Prepayable without Penalty Description	Mortgage Loan Agreement
Partial Collateral Release (Y/N)	Mortgage Loan Agreement
Partial Collateral Release Description	Mortgage Loan Agreement
Substitution Allowed (Y/N)	Mortgage Loan Agreement
Substitution Provision Description	Mortgage Loan Agreement
LockBox (Y/N)	Deposit Account Control Agreement
Lockbox Type (see Note 10)	Mortgage Loan Agreement
Cash Management Type (see Note 11)	Mortgage Loan Agreement
Principal / Loan Sponsor	Guaranty Agreement
Loan Purpose	Settlement Statement

Exhibit 2 to Attachment A Page 6 of 7

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	The Depositor instructed us to perform procedures on the “Seismic Report Date” and “Seismic PML %” characteristics only for any Property that contains a seismic report Source Document in the related loan file. For any Property on the Preliminary Data File that does not contain a seismic report Source Document in the related loan file, the Depositor instructed us to use “NAP” for the “Seismic Report Date” and “Seismic PML %” characteristics.

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

4.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loans that is shown in the applicable Source Document(s) for each of the indicated characteristics.

5.	For the purpose of comparing the “Balloon Grace Period Event of Late Fee” characteristic, the Depositor instructed us to use the “Payment Grace Period Event of Late Fee” value that is shown on the Preliminary Data File for the “Balloon Grace Period Event of Late Fee” characteristic, as the applicable Source Document did not specify a grace period for the payment due on the “Initial Maturity Date” or another maturity date during any extension period.

6.	For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to assume that the entire “Loan” (as described in the mortgage loan agreement Source Document) has been securitized.

7.	For the purpose of comparing the “SM Payments” characteristic, the Depositor instructed us to use the spread maintenance period of the prepayment string and to ignore any freely prepayable portions of the Mortgage Loan, all as shown in the applicable Source Document(s).

8.	For the purpose of comparing the “Open Payments” characteristic, the Depositor instructed us to use the open period of the prepayment string and to ignore any freely prepayable portions of the Mortgage Loan, all as shown in the applicable Source Document(s).

9.	For the purpose of comparing the “Prepay Period End Date” characteristic, the Depositor instructed us to use the day prior to the first “Payment Day of Month” which occurs during the open period of the prepayment string and to ignore any freely prepayable portions of the Mortgage Loan, all as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 7 of 7

Notes: (continued)

10.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Springing” for the “Lockbox Type” characteristic if the applicable Source Document(s) do not show a lockbox currently in place, but the applicable Source Document(s) require the imposition of a lockbox account upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s).

11.	For the purpose of comparing the “Cash Management Type” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management Type” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower(s) or otherwise made available to the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender, and the funds are disbursed according to the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan/Property Name Trust Asset Original Balance Trust Asset Margin
Master Servicing Fee Rate
Primary Servicing Fee Rate
Trustee & Paying Agent Fee
CREFC Royalty Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.